Condensed Consolidated Balance Sheets - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Successor	Predecessor
Current Assets:
Cash	$ 5,902,199	$ 5,902,199	$ 1,278,073	$ 5,902,199
Prepaid expenses and other current assets	225,347	225,347	1,321,551	225,347
Vendor deposits	235,000	235,000	235,000	235,000
Total Current Assets	6,362,546	6,362,546	2,834,624	6,362,546
Equipment, net	17,333	17,333	14,733	17,333
In-process research and development	100,086,329	100,086,329	100,086,329	100,086,329
Goodwill	11,895,033	11,895,033	11,895,033	11,895,033
Security deposit	46,659	46,659	46,659	46,659
Operating lease right-of-use asset	98,371	98,371	76,324	98,371
Vendor deposit
Total Assets	118,506,271	118,506,271	114,953,702	118,506,271
Current Liabilities:
Accounts payable	6,025,645	6,025,645	6,381,086	6,025,645
Accrued expenses and other current liabilities	2,053,559	2,053,559	2,112,812	2,053,559
Operating lease liability	108,756	108,756	84,507	108,756
Derivative liabilities					$ 560,600
Convertible notes payable (net of $0 and $39,942 debt discount as of December 31, 2022 and 2021, respectively)
Convertible notes payable related parties
Total Current Liabilities	8,187,960	8,187,960	8,578,405	8,187,960
Deferred tax liability	10,323,983	10,323,983	9,276,932	10,323,983
Total Liabilities	18,511,943	18,511,943	17,855,337	18,511,943
Commitments and contingencies (Note 10)
Redeemable Common Stock, subject to possible redemption	331,331	331,331		331,331
Stockholders’ Equity (Deficiency):
Common stock, value	902	902	922	902
Additional paid-in-capital	104,583,271	104,583,271	105,562,569	104,583,271
Accumulated deficit	(4,921,178)	(4,921,178)	(8,465,128)	(4,921,178)
Total Stockholders’ Equity (Deficiency)	99,662,997	99,662,997	97,098,365	99,662,997
Total Liabilities, Temporary Equity and Stockholders’ Equity (Deficiency)	118,506,271	118,506,271	114,953,702	118,506,271
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Current Assets:
Cash					$ 328,581
Prepaid expenses and other current assets					106,929
Vendor deposits					376,272
Total Current Assets					811,782
Equipment, net					27,733
In-process research and development
Goodwill
Security deposit					46,659
Operating lease right-of-use asset
Vendor deposit					240,000
Total Assets					1,126,174
Current Liabilities:
Accounts payable					2,000,100
Accrued expenses and other current liabilities					1,914,101
Operating lease liability
Derivative liabilities					560,600
Convertible notes payable (net of $0 and $39,942 debt discount as of December 31, 2022 and 2021, respectively)					5,976,508
Convertible notes payable related parties					3,175,000
Total Current Liabilities					13,626,309
Deferred tax liability
Total Liabilities					13,626,309
Commitments and contingencies (Note 10)
Redeemable Common Stock, subject to possible redemption					331,331
Stockholders’ Equity (Deficiency):
Common stock, value					242
Additional paid-in-capital					40,065,109
Accumulated deficit					(52,896,817)
Total Stockholders’ Equity (Deficiency)					(12,831,466)
Total Liabilities, Temporary Equity and Stockholders’ Equity (Deficiency)					1,126,174
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficiency):
Preferred stock, value	1	1	1	1
Series A Preferred Stock [Member] | Predecessor [Member]
Stockholders’ Equity (Deficiency):
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficiency):
Preferred stock, value	$ 1	$ 1	$ 1	$ 1